FINANCIAL AND CAPITAL RISK MANAGEMENT - Credit risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	¥ 25,635,302	¥ 28,038,730
Credit risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	24,091,288
Credit risk | Trade receivables
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	4,746,995
Credit risk | Financial assets in other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	3,983,127
Credit risk | Restricted cash
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	1,056,037
Credit risk | Notes receivable
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	4,546,223
Credit risk | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	9,631,152
Credit risk | Financial assets in other non-current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	127,754
Credit risk | 12-month expected credit losses
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	13,027,873
Credit risk | 12-month expected credit losses | Financial assets in other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	2,212,930
Credit risk | 12-month expected credit losses | Restricted cash
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	1,056,037
Credit risk | 12-month expected credit losses | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	9,631,152
Credit risk | 12-month expected credit losses | Financial assets in other non-current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	127,754
Credit risk | Lifetime expected credit losses | Financial instruments not credit-impaired
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	563,247
Credit risk | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial assets in other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	563,247
Credit risk | Lifetime expected credit losses | Financial instruments credit-impaired
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	1,206,950
Credit risk | Lifetime expected credit losses | Financial instruments credit-impaired | Financial assets in other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	1,206,950
Credit risk | Simplified
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	9,293,218
Credit risk | Simplified | Trade receivables
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	4,746,995
Credit risk | Simplified | Notes receivable
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	¥ 4,546,223